UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Income Fund of Boston

Eaton Vance

Income Fund of Boston

July 31, 2018 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a diversified series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $4,924,411,909 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Boston Income Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 85.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.3%
BBA US Holdings, Inc., 5.375%, 5/1/26(1)	$1,243	$1,255,418
Bombardier, Inc., 6.00%, 10/15/22(1)	11,395	11,523,194
Bombardier, Inc., 6.125%, 1/15/23(1)	935	952,531
Bombardier, Inc., 7.50%, 12/1/24(1)	7,975	8,503,344
Bombardier, Inc., 7.50%, 3/15/25(1)	2,320	2,447,600
TransDigm, Inc., 6.00%, 7/15/22	9,200	9,385,840
TransDigm, Inc., 6.375%, 6/15/26	4,635	4,669,762
TransDigm, Inc., 6.50%, 7/15/24	14,665	15,049,956
TransDigm, Inc., 6.50%, 5/15/25	7,070	7,231,196
TransDigm UK Holdings PLC, 6.875%, 5/15/26(1)	5,020	5,158,050

		$66,176,891

Automotive & Auto Parts — 0.5%
Navistar International Corp., 6.625%, 11/1/25(1)	$21,515	$22,590,750
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	2,004	2,040,638

		$24,631,388

Banks & Thrifts — 0.4%
Ally Financial, Inc., 3.50%, 1/27/19	$3,325	$3,331,650
Ally Financial, Inc., 8.00%, 12/31/18	740	756,280
CIT Group, Inc., 5.375%, 5/15/20	861	888,983
CIT Group, Inc., 6.125%, 3/9/28	4,300	4,525,750
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	9,210	10,073,437

		$19,576,100

Broadcasting — 1.5%
CBS Radio, Inc., 7.25%, 11/1/24(1)	$6,492	$6,131,694
Netflix, Inc., 5.50%, 2/15/22	8,685	8,999,831
Netflix, Inc., 5.875%, 2/15/25	5,730	5,888,721
Netflix, Inc., 5.875%, 11/15/28(1)	12,610	12,704,575
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	11,487	10,970,085
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	25,213	26,126,971
Tribune Media Co., 5.875%, 7/15/22	1,000	1,010,000

		$71,831,877

Building Materials — 1.4%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	$2,778	$2,601,736
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/23(1)	10,755	11,480,963
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	12,230	12,031,262
FBM Finance, Inc., 8.25%, 8/15/21(1)	6,295	6,578,275
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	10,146	9,750,002
Standard Industries, Inc., 5.50%, 2/15/23(1)	8,845	9,055,511
Standard Industries, Inc., 6.00%, 10/15/25(1)	16,725	17,017,687

		$68,515,436

Security	Principal Amount (000’s omitted)	Value
Cable/Satellite TV — 6.3%
Altice France SA, 6.00%, 5/15/22(1)	$30,880	$31,866,616
Altice France SA, 7.375%, 5/1/26(1)	7,115	7,092,766
Altice France SA, 8.125%, 2/1/27(1)	9,975	10,199,437
Altice Luxembourg SA, 7.75%, 5/15/22(1)	21,495	21,468,131
Altice US Finance I Corp., 5.375%, 7/15/23(1)	4,030	4,075,338
Altice US Finance I Corp., 5.50%, 5/15/26(1)	14,955	14,711,981
Cablevision Systems Corp., 5.875%, 9/15/22	15,715	15,793,575
Cablevision Systems Corp., 8.00%, 4/15/20	12,960	13,628,088
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,390,409
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,203,925
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,645,313
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	11,655	11,617,704
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	20,085	20,486,700
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	8,884	8,921,668
CSC Holdings, LLC, 6.75%, 11/15/21	12,915	13,496,175
CSC Holdings, LLC, 10.125%, 1/15/23(1)	9,865	10,876,162
CSC Holdings, LLC, 10.875%, 10/15/25(1)	17,461	20,298,412
DISH DBS Corp., 5.875%, 7/15/22	9,745	9,148,119
DISH DBS Corp., 5.875%, 11/15/24	1,805	1,511,688
DISH DBS Corp., 6.75%, 6/1/21	2,662	2,688,620
DISH DBS Corp., 7.75%, 7/1/26	4,345	3,812,738
UPC Holding B.V., 5.50%, 1/15/28(1)	10,840	9,972,800
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)	4,740	4,633,350
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	9,450	8,906,625
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	3,265	3,371,113
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	12,495	11,792,156
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	7,835	7,482,425
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	5,135	4,826,900
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)	3,310	3,036,925
Ziggo B.V., 5.50%, 1/15/27(1)	6,485	6,193,175

		$309,149,034

Capital Goods — 1.2%
BWX Technologies, Inc., 5.375%, 7/15/26(1)	$7,850	$7,987,375
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	1,780	1,844,525
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(1)	26,925	24,157,110
Wabash National Corp., 5.50%, 10/1/25(1)	7,065	6,711,750
Welbilt, Inc., 9.50%, 2/15/24	14,780	16,221,050

		$56,921,810

Chemicals — 2.0%
Chemours Co. (The), 7.00%, 5/15/25	$7,805	$8,390,375
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)	8,910	8,564,737
OCI N.V., 6.625%, 4/15/23(1)	5,835	5,984,084
Olin Corp., 5.00%, 2/1/30	5,390	5,113,763
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	13,495	13,882,981
PQ Corp., 6.75%, 11/15/22(1)	3,150	3,319,313
SPCM SA, 4.875%, 9/15/25(1)	4,070	3,907,200

Security	Principal Amount (000’s omitted)			Value
Tronox, Inc., 6.50%, 4/15/26(1)		$14,980		$14,942,550
Tronox Finance PLC, 5.75%, 10/1/25(1)		5,835		5,638,069
Valvoline, Inc., 5.50%, 7/15/24		2,810		2,845,125
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		6,000		5,580,000
Versum Materials, Inc., 5.50%, 9/30/24(1)		9,540		9,742,725
W.R. Grace & Co., 5.125%, 10/1/21(1)		9,590		9,781,800
W.R. Grace & Co., 5.625%, 10/1/24(1)		2,500		2,634,375

				$100,327,097

Consumer Products — 1.2%
Central Garden & Pet Co., 6.125%, 11/15/23		$7,150		$7,382,375
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	20,435	*	24,461,396
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/26(1)		11,245		11,585,724
Spectrum Brands, Inc., 5.75%, 7/15/25		14,685		14,721,712

				$58,151,207

Containers — 2.4%
ARD Finance SA, 7.125%, (7.125% Cash or 7.875% PIK), 9/15/23(4)		$15,425		$15,675,656
ARD Securities Finance S.a.r.l., 8.75%, 1/31/23(1)(4)		9,542		9,590,184
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		3,020		2,974,700
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		13,015		12,884,850
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		18,000		18,832,500
Berry Global, Inc., 6.00%, 10/15/22		10,130		10,395,912
BWAY Holding Co., 5.50%, 4/15/24(1)		4,085		3,998,194
Crown Americas, LLC/Crown Americas Capital Corp., V, 4.25%, 9/30/26		4,555		4,132,250
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(1)		5,205		4,905,713
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		17,425		17,751,719
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)		4,160		4,284,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		7,650		7,616,723
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21		2,230		2,255,055
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		1,965		1,993,247

				$117,291,503

Diversified Financial Services — 2.5%
Alliance Data Systems Corp., 5.875%, 11/1/21(1)		$10,370		$10,603,325
DAE Funding, LLC, 4.50%, 8/1/22(1)		7,630		7,534,625
DAE Funding, LLC, 5.00%, 8/1/24(1)		12,725		12,565,937
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		16,370		16,728,012
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		5,685		5,727,638
MSCI, Inc., 5.75%, 8/15/25(1)		5,390		5,646,025
Navient Corp., 5.50%, 1/15/19		12,170		12,300,827
Navient Corp., 6.75%, 6/15/26		9,310		9,193,625
Navient Corp., 7.25%, 1/25/22		1,240		1,302,000
Navient Corp., 8.00%, 3/25/20		10,785		11,405,138
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)		20,950		21,028,562
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)		10,260		10,157,400

				$124,193,114

Security	Principal Amount (000’s omitted)	Value
Diversified Media — 0.8%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,212,781
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,100,125
MDC Partners, Inc., 6.50%, 5/1/24(1)	17,074	15,153,175
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,585,000

		$39,051,081

Energy — 13.9%
Aker BP ASA, 5.875%, 3/31/25(1)	$4,445	$4,572,794
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	5,305	5,159,113
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	2,015	1,994,850
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.25%, 1/15/25	990	1,024,581
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	5,160	5,506,288
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	7,590	7,656,412
Antero Resources Corp., 5.375%, 11/1/21	8,635	8,786,112
Antero Resources Corp., 5.625%, 6/1/23	2,770	2,839,250
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	9,470	9,896,150
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	19,215	19,311,075
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	4,745	4,620,444
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	11,840	12,506,000
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	17,635	19,365,434
Cheniere Energy Partners, L.P., 5.25%, 10/1/25	4,600	4,600,000
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	2,069	2,190,554
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	36,320	35,139,600
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	13,837	14,217,517
Denbury Resources, Inc., 9.00%, 5/15/21(1)	6,150	6,572,813
Diamondback Energy, Inc., 4.75%, 11/1/24	3,690	3,593,138
Diamondback Energy, Inc., 5.375%, 5/31/25	9,445	9,456,806
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	7,380	7,232,400
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	9,840	9,655,500
Energy Transfer Equity, L.P., 5.875%, 1/15/24	7,810	8,141,925
Energy Transfer Equity, L.P., 7.50%, 10/15/20	7,970	8,527,900
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(2)(3)	5,295	5,026,941
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)	4,380	4,478,550
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	6,610	6,709,150
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	6,860	5,265,050
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	16,995	16,506,394
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	3,925	4,140,875
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	18,251	18,798,530
Gulfport Energy Corp., 6.00%, 10/15/24	7,730	7,498,100
Gulfport Energy Corp., 6.625%, 5/1/23	5,360	5,480,600
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	3,935	4,048,289
Jagged Peak Energy, LLC, 5.875%, 5/1/26(1)	2,010	1,979,850
Matador Resources Co., 6.875%, 4/15/23	18,470	19,462,762
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	14,235	13,932,506
Nabors Industries, Inc., 4.625%, 9/15/21	1,725	1,703,438
Nabors Industries, Inc., 5.75%, 2/1/25(1)	12,280	11,666,000
Newfield Exploration Co., 5.625%, 7/1/24	6,100	6,435,500
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	2,440	2,455,250
Oasis Petroleum, Inc., 6.875%, 3/15/22	2,919	2,981,029
Oasis Petroleum, Inc., 6.875%, 1/15/23	16,210	16,594,987

Security	Principal Amount (000’s omitted)	Value
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	$10,260	$10,183,050
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	9,390	9,390,000
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	6,671	6,637,645
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	10,105	10,534,462
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	13,780	14,400,100
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	7,255	7,635,887
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	14,892,712
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	13,365	13,030,875
Precision Drilling Corp., 6.50%, 12/15/21	917	937,766
Precision Drilling Corp., 7.125%, 1/15/26(1)	3,570	3,672,638
Precision Drilling Corp., 7.75%, 12/15/23	695	738,438
QEP Resources, Inc., 5.625%, 3/1/26	10,247	9,901,164
SESI, LLC, 7.75%, 9/15/24	1,615	1,671,525
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	12,350	11,886,875
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	5,520	5,740,800
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	18,610	18,958,937
SM Energy Co., 6.125%, 11/15/22	2,800	2,884,000
SM Energy Co., 6.50%, 1/1/23	7,385	7,532,700
SM Energy Co., 6.75%, 9/15/26	1,600	1,636,000
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	7,065	6,960,579
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(1)	3,061	2,919,429
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	23,780	23,898,900
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	6,450	6,587,063
Tervita Escrow Corp., 7.625%, 12/1/21(1)	21,970	22,801,564
Transocean, Inc., 7.50%, 1/15/26(1)	5,115	5,242,875
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	7,305	7,396,313
Transocean Pontus, Ltd., 6.125%, 8/1/25(1)	4,990	5,096,087
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	12,455	12,143,625
Weatherford International, Ltd., 8.25%, 6/15/23	2,745	2,731,275
Weatherford International, Ltd., 9.875%, 2/15/24	6,340	6,466,800
Whiting Petroleum Corp., 5.75%, 3/15/21	1,725	1,763,813
Whiting Petroleum Corp., 6.625%, 1/15/26(1)	14,950	15,501,281
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	4,350	4,426,125
WildHorse Resource Development Corp., 6.875%, 2/1/25	16,541	16,830,467
Williams Cos., Inc. (The), 3.70%, 1/15/23	7,106	6,992,801
Williams Cos., Inc. (The), 4.55%, 6/24/24	10,100	10,201,000
Williams Cos., Inc. (The), 5.75%, 6/24/44	5,020	5,371,400

		$683,327,428

Entertainment/Film — 0.3%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	$14,605	$14,276,388

		$14,276,388

Environmental — 1.2%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	$10,625	$10,518,750
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,791,950
Covanta Holding Corp., 5.875%, 7/1/25	6,605	6,472,900
Covanta Holding Corp., 6.375%, 10/1/22	11,430	11,730,037
GFL Environmental, Inc., 5.375%, 3/1/23(1)	11,250	10,515,375
Hulk Finance Corp., 7.00%, 6/1/26(1)	4,785	4,509,862
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	4,485	4,294,388
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	4,366	4,125,870

		$56,959,132

Security	Principal Amount (000’s omitted)	Value
Food/Beverage/Tobacco — 1.6%
Dole Food Co., Inc., 7.25%, 6/15/25(1)	$18,570	$18,337,875
Pilgrim’s Pride Corp., 5.875%, 9/30/27(1)	8,245	7,709,075
Post Holdings, Inc., 5.00%, 8/15/26(1)	9,665	9,118,347
Post Holdings, Inc., 5.50%, 3/1/25(1)	12,860	12,699,250
Post Holdings, Inc., 5.625%, 1/15/28(1)	9,380	8,969,625
Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,396,194
US Foods, Inc., 5.875%, 6/15/24(1)	17,514	17,514,000

		$78,744,366

Gaming — 3.7%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	$22,323	$21,541,695
Eldorado Resorts, Inc., 6.00%, 4/1/25	10,470	10,627,050
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	4,000	4,250,000
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	3,030	3,082,086
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,360	2,401,300
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	10,365	10,557,789
GLP Capital, L.P./GLP Financing II, Inc., 5.75%, 6/1/28	7,790	7,943,416
International Game Technology PLC, 6.50%, 2/15/25(1)	3,560	3,778,264
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	8,765	9,071,775
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	9,451	10,266,149
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	6,735	6,381,480
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	11,505	11,821,387
MGM Resorts International, 5.75%, 6/15/25	10,020	10,154,669
MGM Resorts International, 6.625%, 12/15/21	2,785	2,974,853
MGM Resorts International, 7.75%, 3/15/22	13,100	14,377,250
Scientific Games International, Inc., 10.00%, 12/1/22	4,980	5,334,825
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	15,680	16,189,600
Studio City Co., Ltd., 7.25%, 11/30/21(1)	6,755	7,025,200
Tunica-Biloxi Gaming Authority, 3.78%, 12/15/20(1)	12,520	3,192,695
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	16,987	18,876,797
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,285	2,151,008
Wynn Macau, Ltd., 5.50%, 10/1/27(1)	1,027	986,125

		$182,985,413

Health Care — 10.9%
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	$4,795	$4,817,489
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	11,210	10,809,242
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	2,420	2,277,825
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	10,220	10,694,719
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	20,550	21,865,200
Bausch Health Cos., Inc., 7.50%, 7/15/21(1)	11,690	11,947,180
Bausch Health Cos., Inc., 8.50%, 1/31/27(1)	11,745	12,091,477
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	16,210	17,243,387
Bausch Health Cos., Inc., 9.25%, 4/1/26(1)	4,735	5,048,694
Carriage Services, Inc., 6.625%, 6/1/26(1)	7,130	7,334,988
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	16,390	16,103,175
Centene Corp., 4.75%, 5/15/22	4,335	4,405,444
Centene Corp., 4.75%, 1/15/25	18,525	18,548,156
Centene Corp., 5.375%, 6/1/26(1)	18,665	19,154,956
Centene Corp., 6.125%, 2/15/24	9,335	9,848,425

Security	Principal Amount (000’s omitted)	Value
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	$3,595	$3,648,925
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	14,915	13,945,525
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(4)	9,090	9,200,807
Envision Healthcare Corp., 5.625%, 7/15/22	5,615	5,769,413
Envision Healthcare Corp., 6.25%, 12/1/24(1)	19,908	21,301,560
HCA, Inc., 5.00%, 3/15/24	4,635	4,716,113
HCA, Inc., 5.25%, 6/15/26	11,030	11,223,025
HCA, Inc., 5.875%, 2/15/26	13,250	13,730,312
HCA, Inc., 7.50%, 2/15/22	10,400	11,453,000
HCA Healthcare, Inc., 6.25%, 2/15/21	18,865	19,690,344
Hologic, Inc., 4.375%, 10/15/25(1)	5,535	5,367,345
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	12,702	13,400,610
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	28,220	28,493,452
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	8,735	8,948,309
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	21,680	23,848,000
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	54,780	56,834,250
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(4)	20,565	21,336,187
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	12,045	10,569,487
Teleflex, Inc., 4.625%, 11/15/27	7,455	7,128,844
Teleflex, Inc., 4.875%, 6/1/26	3,585	3,558,113
Teleflex, Inc., 5.25%, 6/15/24	4,200	4,347,000
Tenet Healthcare Corp., 6.00%, 10/1/20	12,205	12,723,712
Tenet Healthcare Corp., 6.75%, 6/15/23	4,275	4,356,011
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	5,135	5,398,169
Tenet Healthcare Corp., 8.125%, 4/1/22	9,000	9,618,750
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/1/26	2,185	1,858,148
Teva Pharmaceutical Finance Netherlands III B.V., 6.75%, 3/1/28	7,499	8,017,042
WellCare Health Plans, Inc., 5.25%, 4/1/25	25,035	25,254,056

		$537,926,866

Homebuilders/Real Estate — 1.5%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	$14,085	$14,331,487
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	13,465	13,094,713
Mattamy Group Corp., 6.50%, 10/1/25(1)	9,455	9,265,900
Mattamy Group Corp., 6.875%, 12/15/23(1)	15,504	15,833,460
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	9,190	9,244,772
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	12,555	12,523,613

		$74,293,945

Hotels — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$15,150	$14,733,375
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	10,600	10,242,250
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	6,190	6,205,475

		$31,181,100

Insurance — 1.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)	$24,315	$25,287,600
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)	14,125	14,548,750
Hub International, Ltd., 7.00%, 5/1/26(1)	16,440	16,542,750

		$56,379,100

Leisure — 1.2%
Merlin Entertainments PLC, 5.75%, 6/15/26(1)	$11,256	$11,509,260
NCL Corp., Ltd., 4.75%, 12/15/21(1)	8,182	8,212,682

Security	Principal Amount (000’s omitted)	Value
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$28,980	$28,545,300
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	8,755,950

		$57,023,192

Metals/Mining — 3.9%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)	$6,735	$6,953,887
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	5,255	5,616,281
Constellium N.V., 5.875%, 2/15/26(1)	9,225	9,109,687
Eldorado Gold Corp., 6.125%, 12/15/20(1)	22,200	21,756,000
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	13,335	13,068,300
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	11,215	11,313,131
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	25,525	25,780,250
Freeport-McMoRan, Inc., 3.10%, 3/15/20	2,875	2,849,844
Freeport-McMoRan, Inc., 4.55%, 11/14/24	5,915	5,748,641
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	7,640	7,897,850
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	6,530	6,783,038
Imperial Metals Corp., 7.00%, 3/15/19(1)	4,715	4,125,625
New Gold, Inc., 6.25%, 11/15/22(1)	17,910	16,924,950
New Gold, Inc., 6.375%, 5/15/25(1)	5,040	4,599,000
Novelis Corp., 5.875%, 9/30/26(1)	11,570	11,121,662
Novelis Corp., 6.25%, 8/15/24(1)	7,970	8,009,850
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)	11,070	11,485,125
Teck Resources, Ltd., 5.20%, 3/1/42	1,195	1,108,363
Teck Resources, Ltd., 5.40%, 2/1/43	5,275	4,971,688
Teck Resources, Ltd., 6.00%, 8/15/40	2,655	2,694,825
Teck Resources, Ltd., 8.50%, 6/1/24(1)	8,670	9,571,680

		$191,489,677

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26(1)	$3,275	$3,193,125

		$3,193,125

Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	$12,150	$11,314,688

		$11,314,688

Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$16,180	$16,544,050

		$16,544,050

Restaurants — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)	$9,095	$9,095,000
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	21,520	20,739,900
Golden Nugget, Inc., 6.75%, 10/15/24(1)	21,455	21,455,000
Golden Nugget, Inc., 8.75%, 10/1/25(1)	14,310	14,882,400
IRB Holding Corp., 6.75%, 2/15/26(1)	7,255	6,910,387
Yum! Brands, Inc., 3.875%, 11/1/20	3,280	3,292,300

		$76,374,987

Retail — 1.0%
L Brands, Inc., 6.875%, 11/1/35	$10,130	$8,787,775
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	6,803,150

Security	Principal Amount (000’s omitted)	Value
Party City Holdings, Inc., 6.125%, 8/15/23(1)	$13,190	$13,288,925
Party City Holdings, Inc., 6.625%, 8/1/26(1)(5)	4,355	4,376,775
PVH Corp., 7.75%, 11/15/23	13,090	15,020,775

		$48,277,400

Services — 4.4%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)	$5,995	$6,159,863
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)	7,750	8,205,313
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	2,495	2,438,863
Cloud Crane, LLC, 10.125%, 8/1/24(1)	12,125	13,125,312
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	13,300	14,164,500
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,728,256
Gartner, Inc., 5.125%, 4/1/25(1)	3,520	3,560,115
IHS Markit, Ltd., 5.00%, 11/1/22(1)	9,300	9,594,903
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	11,225	10,972,438
Laureate Education, Inc., 8.25%, 5/1/25(1)	20,445	22,029,487
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	30,492	32,702,670
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	11,037,162
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,370,975
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	20,288,400
TMS International Corp., 7.25%, 8/15/25(1)	10,320	10,513,500
United Rentals North America, Inc., 5.50%, 5/15/27	2,245	2,230,183
Vizient, Inc., 10.375%, 3/1/24(1)	22,415	24,712,537
West Corp., 8.50%, 10/15/25(1)	13,775	12,053,125

		$216,887,602

Steel — 0.4%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	$2,425	$2,503,813
Allegheny Technologies, Inc., 5.95%, 1/15/21	3,490	3,558,578
Allegheny Technologies, Inc., 7.875%, 8/15/23	12,605	13,629,156
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(1)	755	787,088

		$20,478,635

Technology — 6.4%
Camelot Finance SA, 7.875%, 10/15/24(1)	$8,395	$8,353,025
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	12,245	11,801,119
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	19,664	20,352,240
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	9,130	9,368,977
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	20,410	21,583,834
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	22,620	24,321,622
EIG Investors Corp., 10.875%, 2/1/24	16,060	17,545,550
Entegris, Inc., 4.625%, 2/10/26(1)	9,640	9,182,100
First Data Corp., 5.00%, 1/15/24(1)	12,420	12,575,250
First Data Corp., 5.375%, 8/15/23(1)	7,405	7,525,331
First Data Corp., 7.00%, 12/1/23(1)	25,940	27,204,575
Infor (US), Inc., 6.50%, 5/15/22	14,365	14,616,388
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125% (7.125% Cash or 7.875% PIK), 5/1/21(1)(4)	8,420	8,535,775
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	13,740	13,980,450
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	21,625	20,327,500
Seagate HDD Cayman, 4.75%, 1/1/25	4,525	4,397,121
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	16,935	17,845,256

Security	Principal Amount (000’s omitted)	Value
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	$10,945	$12,157,241
Symantec Corp., 5.00%, 4/15/25(1)	7,590	7,505,199
Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)	7,375	7,006,250
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	6,555	6,210,863
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	17,240	14,567,800
Western Digital Corp., 4.75%, 2/15/26	18,785	18,503,225

		$315,466,691

Telecommunications — 6.9%
CenturyLink, Inc., 6.75%, 12/1/23	$8,545	$8,779,987
CenturyLink, Inc., 7.50%, 4/1/24	11,410	11,952,089
Digicel, Ltd., 6.00%, 4/15/21(1)	15,745	14,623,169
DKT Finance ApS, 9.375%, 6/17/23(1)	7,140	7,488,075
Equinix, Inc., 5.375%, 5/15/27	7,730	7,807,300
Equinix, Inc., 5.875%, 1/15/26	13,010	13,481,612
Frontier California, Inc., 6.75%, 5/15/27	2,855	2,568,586
Frontier Communications Corp., 6.875%, 1/15/25	9,340	5,930,900
Frontier Communications Corp., 7.625%, 4/15/24	2,695	1,832,600
Frontier Communications Corp., 10.50%, 9/15/22	5,645	5,151,063
Hughes Satellite Systems Corp., 5.25%, 8/1/26	6,555	6,284,606
Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	12,001,421
Hughes Satellite Systems Corp., 6.625%, 8/1/26	3,275	3,127,625
Intelsat Jackson Holdings SA, 5.50%, 8/1/23	10,495	9,694,756
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	8,090	8,524,837
Level 3 Financing, Inc., 5.25%, 3/15/26	8,495	8,208,294
Level 3 Financing, Inc., 5.375%, 1/15/24	8,975	8,907,687
Level 3 Parent, LLC, 5.75%, 12/1/22	2,300	2,314,375
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	2,671	2,544,128
SBA Communications Corp., 4.00%, 10/1/22	7,385	7,184,276
SBA Communications Corp., 4.875%, 9/1/24	3,320	3,220,400
Sprint Capital Corp., 6.875%, 11/15/28	10,245	9,886,425
Sprint Communications, Inc., 6.00%, 11/15/22	2,445	2,477,861
Sprint Communications, Inc., 7.00%, 8/15/20	14,740	15,440,150
Sprint Communications, Inc., 9.25%, 4/15/22	1,290	1,464,150
Sprint Corp., 7.125%, 6/15/24	7,445	7,668,350
Sprint Corp., 7.25%, 9/15/21	18,265	19,246,744
Sprint Corp., 7.625%, 2/15/25	14,960	15,712,488
Sprint Corp., 7.625%, 3/1/26	9,020	9,355,454
Sprint Corp., 7.875%, 9/15/23	37,055	39,602,531
T-Mobile USA, Inc., 4.50%, 2/1/26	6,770	6,372,263
T-Mobile USA, Inc., 4.75%, 2/1/28	7,115	6,605,922
T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,305,400
T-Mobile USA, Inc., 6.50%, 1/15/26	26,120	27,458,650
Wind Tre SpA, 5.00%, 1/20/26(1)	7,145	6,450,506
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	8,780	9,021,450
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	6,060	6,294,825

		$338,990,955

Transportation Ex Air/Rail — 0.3%
XPO Logistics, Inc., 6.125%, 9/1/23(1)	$4,378	$4,514,813
XPO Logistics, Inc., 6.50%, 6/15/22(1)	11,486	11,844,937

		$16,359,750

Security	Principal Amount (000’s omitted)	Value
Utilities — 3.0%
AES Corp. (The), 4.00%, 3/15/21	$6,990	$6,998,738
AES Corp. (The), 5.125%, 9/1/27	1,195	1,209,938
AES Corp. (The), 5.50%, 4/15/25	2,379	2,432,528
AES Corp. (The), 6.00%, 5/15/26	19,875	20,868,750
Calpine Corp., 5.25%, 6/1/26(1)	7,245	6,873,694
Calpine Corp., 5.50%, 2/1/24	1,875	1,741,406
Calpine Corp., 5.75%, 1/15/25	19,701	18,174,172
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	4,750	4,595,625
NRG Energy, Inc., 5.75%, 1/15/28(1)	8,150	8,107,620
NRG Energy, Inc., 7.25%, 5/15/26	16,520	17,676,400
NRG Yield Operating, LLC, 5.00%, 9/15/26	3,335	3,149,491
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	4,625	4,463,125
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	6,970	6,586,650
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	8,790	9,394,312
Vistra Energy Corp., 7.375%, 11/1/22	9,265	9,681,925
Vistra Energy Corp., 7.625%, 11/1/24	9,410	10,130,335
Vistra Energy Corp., 8.00%, 1/15/25(1)	5,605	6,116,456
Vistra Energy Corp., 8.125%, 1/30/26(1)	8,770	9,671,556

		$147,872,721

Total Corporate Bonds & Notes (identified cost $4,212,604,463)		$4,232,163,749

Senior Floating-Rate Loans — 6.7%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
Navistar International Corp., Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$19,059	$19,184,292

		$19,184,292

Capital Goods — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$6,882	$6,852,110

		$6,852,110

Energy — 0.5%
Chesapeake Energy Corp., Term Loan, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$23,545	$24,685,473
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(7)	2,248	2,361,571

		$27,047,044

Gaming — 0.3%
Lago Resort & Casino, LLC, Term Loan, 11.83%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$16,098	$15,615,399

		$15,615,399

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Health Care — 0.8%
Bausch Health Cos., Inc., Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing 6/1/25	$3,000	$3,006,939
MPH Acquisition Holdings, LLC, Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	4,387	4,392,049
Press Ganey Holdings, Inc., Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	25,556	25,587,779
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	5,739	5,821,856

		$38,808,623

Insurance — 0.1%
Hub International Ltd., Term Loan, 5.33%, (USD LIBOR + 3.00%), Maturing 4/25/25(8)	$3,790	$3,791,740

		$3,791,740

Metals/Mining — 0.7%
GrafTech Finance, Inc., Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	$34,850	$34,893,562

		$34,893,562

Publishing/Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$7,108	$7,013,598
Meredith Corporation, Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing 1/31/25	7,890	7,927,214

		$14,940,812

Services — 0.7%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$17,460	$15,356,070
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	7,045	7,106,644
Trans Union, LLC, Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing 6/19/25	10,000	10,034,380

		$32,497,094

Steel — 0.2%
Big River Steel, LLC, Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$8,565	$8,683,048

		$8,683,048

Technology — 1.4%
EIG Investors Corp., Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$25,010	$25,111,744
Riverbed Technology, Inc., Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	2,982	2,969,307
Solera, LLC, Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	12,621	12,648,938
SS&C Technologies, Inc., Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	6,889	6,922,218
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	2,702	2,714,737
Veritas Bermuda, Ltd., Term Loan, 6.64%, (USD LIBOR + 4.50%), Maturing 1/27/23(8)	17,580	16,305,044

		$66,671,988

Telecommunications — 1.1%
Asurion, LLC, Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$47,855	$48,652,599
Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(7)	5,420	5,661,190

		$54,313,789

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21(7)	$1,961	$1,964,254
CEVA Intercompany B.V., Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing 3/19/21	627	628,198
CEVA Logistics Canada, ULC, Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing 3/19/21	321	321,057
CEVA Logistics US Holdings, Inc., Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing 3/19/21	2,564	2,568,452

		$5,481,961

Total Senior Floating-Rate Loans (identified cost $329,437,195)		$328,781,462

Convertible Bonds — 0.7%

Security	Principal Amount (000’s omitted)	Value
Gaming — 0.2%
Caesars Entertainment Corp., 5.00%, 10/1/24	$4,541	$8,168,120

		$8,168,120

Utilities — 0.5%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$14,680	$14,631,585
NRG Yield, Inc., 3.50%, 2/1/19(1)	10,630	10,630,000

		$25,261,585

Total Convertible Bonds (identified cost $32,566,093)		$33,429,705

Common Stocks — 0.5%

Security	Shares	Value
Consumer Products — 0.0%(9)
HF Holdings, Inc.(10)(11)(12)	3,400	$53,516

		$53,516

Energy — 0.3%
Ascent CNR Corp., Class A(10)(11)(12)	32,029,863	$10,249,556
Nine Point Energy Holdings, Inc.(10)(11)(12)	157,059	174,335
Seven Generations Energy, Ltd., Class A(10)	251,036	2,867,660

		$13,291,551

Gaming — 0.2%
Caesars Entertainment Corp.(10)	1,056,726	$11,941,004
New Cotai Participation Corp., Class B(10)(11)(12)	36	196,380

		$12,137,384

Total Common Stocks (identified cost $26,299,110)		$25,482,451

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(10)(11)(12)	2,928	$4,298,216

Total Convertible Preferred Stocks (identified cost $2,928,000)		$4,298,216

Exchange-Traded Funds — 1.0%

Security	Shares	Value
SPDR Bloomberg Barclays High Yield Bond ETF	1,400,000	$50,316,000

Total Exchange-Traded Funds (identified cost $50,046,220)		$50,316,000

Miscellaneous — 0.6%

Security	Principal Amount/ Shares	Value
Energy — 0.0%
ACC Claims Holdings, LLC(10)(11)	11,599,560	$0

		$0

Gaming — 0.6%
PGP Investors, LLC, Membership Interests(10)(11)(12)	45,488	$26,792,598

		$26,792,598

Technology — 0.0%
Avaya, Inc., Escrow Certificates(10)(11)	$5,610,000	$0

		$0

Total Miscellaneous (identified cost $16,657,797)		$26,792,598

Short-Term Investments — 3.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(13)	157,452,926	$157,452,926

Total Short-Term Investments (identified cost $157,452,926)		$157,452,926

Total Investments — 98.7% (identified cost $4,827,991,804)		$4,858,717,107

Other Assets, Less Liabilities — 1.3%		$65,727,030

Net Assets — 100.0%		$4,924,444,137

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	Principal amount is denominated in Euros.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $2,710,803,423 or 55.0% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(5)	When-issued security.

(6)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(7)	Fixed-rate loan.

(8)

The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(9)	Amount is less than 0.05%.

(10)	Non-income producing security.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Restricted security.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $2,462,929.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,894,208	CAD	3,775,581	State Street Bank and Trust Company	10/31/18	$—	$(12,846)
USD	24,527,934	EUR	20,911,053	State Street Bank and Trust Company	10/31/18	—	(90,963)

						$—	$(103,809)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

USD	-	United States Dollar

Restricted Securities

At July 31, 2018, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$10,249,556
HF Holdings, Inc.	10/27/19	3,400	182,613	53,516
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	196,380
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,189	174,335

Total Common Stocks			$8,522,302	$10,673,787

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	2,928	$2,928,000	$4,298,216

Total Convertible Preferred Stocks			$2,928,000	$4,298,216

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	45,488	$16,657,797	$26,792,598

Total Miscellaneous			$16,657,797	$26,792,598

Total Restricted Securities			$28,108,099	$41,764,601

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $103,809.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$4,232,163,749	$—	$4,232,163,749
Senior Floating-Rate Loans	—	328,781,462	—	328,781,462
Convertible Bonds	—	33,429,705	—	33,429,705
Common Stocks	14,808,664	—	10,673,787	25,482,451
Convertible Preferred Stocks	—	—	4,298,216	4,298,216
Exchange-Traded Funds	50,316,000	—	—	50,316,000
Miscellaneous	—	—	26,792,598	26,792,598
Short-Term Investments	—	157,452,926	—	157,452,926
Total Investments	$65,124,664	$4,751,827,842	$41,764,601	$4,858,717,107

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(103,809)	$—	$(103,809)
Total	$—	$(103,809)	$—	$(103,809)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018